CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of Major Customer Concentration
	Year ended December 31,
	2018		2017		2016

Major customers with revenues of more than 10% of the Company’s sales
Company A (3 rd Party)	$-	-	$40,312,341	30%	$51,033,356	44%
Company B (3 rd Party)	-	-	-	-	11,802,981	10%
Company C (3 rd Party)	18,566,897	14%	13,822,962	10%	-	-
Company D (3 rd Party)			-	-	11,962,597	10%
Company E (3 rd Party)	19,131,793	14%	-	-	-	-
Company F (3 rd Party)	19,845,886	15%	14,511,302	11%	-	-
Company G (3 rd Party)	13,832,333	10%	-	-	-	-
Total Revenues	$71,376,909	53%	$68,646,605	51%	$74,798,934	64%

Schedule of Supplier Concentration
	Year ended December 31,
	2018		2017		2016

Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3 rd Party)	$93,832,471	75%	$82,189,241	76%	61,496,533	61%
Company Y (3 rd Party)	30,583,589	24%	24,907,251	23%	31,553,260	31%
Total Purchase	$124,416,060	99%	$107,096,492	99%	$93,049,793	92%